SALE AND LEASEBACK TRANSACTION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Leases [Abstract]
SALE AND LEASEBACK TRANSACTION

Note 7. SALE AND LEASEBACK TRANSACTION

On October 24, 2006, the Company consummated a Sale and Leaseback Arrangement, whereby the Company sold the buildings and real property comprising its corporate headquarters in Bay Shore, New York (the "Property") for a purchase price of $6,200,000.  The Company accounted for the transaction under the provisions of FASB ASC 840-40, “Leases – Sale-Leaseback Transactions.”  The Company realized a gain on the sale of $1,051,000 of which $300,000 was recognized during the year ended December 31, 2006. The remaining $751,000 is being recognized ratably over the remaining term of the twenty year lease at approximately $38,000 per year.  The gain is included in Other Income in the accompanying Condensed Consolidated Statement of Income. The unrecognized portion of the gain in the amount of $532,000 and $561,000 as of September 30, 2012 and December 31, 2011, respectively, is classified as Deferred Gain on Sale in the accompanying Condensed Consolidated Balance Sheet.

NOTE 7. SALE AND LEASEBACK TRANSACTION

On October 24, 2006, the Company consummated a Sale & Leaseback Arrangement, whereby the Company sold the buildings and real property comprising its corporate headquarters in Bay Shore, New York (the "Property") for a purchase price of $6,200,000.  The Company accounted for the transaction under the provisions of FASB ASC 840-40, “Leases – Sale-Leaseback Transactions.”  The Company realized a gain on the sale of $1,051,000 of which $300,000 was recognized during the year ended December 31, 2006. The remaining $751,000 is being recognized ratably over the remaining term of the twenty year lease at approximately $38,000 per year.  The gain is included in Other Income in the accompanying Consolidated Statement of Operations. The unrecognized portion of the gain in the amount of $561,000 and $599,000 as of December 31, 2011 and 2010, respectively, is classified as Deferred Gain on Sale in the accompanying Consolidated Balance Sheet.

Simultaneous with the closing of the sale of the Property, the Company entered into a 20-year triple-net lease (the "Lease") with the Purchaser for the property. Base annual rent is approximately $540,000 for the first five years, $560,000 for the sixth year, and thereafter increases 3% per year. The Lease grants AIM an option to renew the Lease for an additional period of five years. The Company has on deposit with the Purchaser $127,500 as security for the performance of its obligations under the Lease. In addition, the Company deposited $393,000 with the landlord as security for the completion of certain repairs and upgrades to the Property. This amount is included in the caption Deferred Finance costs, net, Deposit and Other Assets on the accompanying Consolidated Balance Sheet. Pursuant to the terms of the Lease, the Company is required to pay all of the costs associated with the operation of the facilities, including, without limitation, insurance, taxes and maintenance. These costs will be offset against the funds that are deposited with the landlord. The lease also contains customary representations, warranties, obligations, conditions and indemnification provisions and grants the Purchaser customary remedies upon a breach of the lease by the Company, including the right to terminate the Lease and hold the Company liable for any deficiency in future rent.  See Note 11 Commitments and Contingencies.